UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                            (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2014
November 30, 2014
(Unaudited)

Goodwood SMID Cap Discovery Fund

Class A Shares
Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Goodwood SMID Cap Discovery Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Goodwood SMID Cap Discovery Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Goodwood SMID Cap Discovery Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Goodwood SMID Cap Discovery Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Common Stock Risk, Market Risk, Portfolio Turnover Risk, Small-Cap and Mid-Cap Securities Risk, Investment Advisor Risk, and Operating Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting goodwood-funds.com

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2015.

For More Information on Your Goodwood SMID Cap Discovery Fund:

See Our Web site @ goodwood-funds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (note 1)

COMMON STOCKS - 93.99%

Consumer Discretionary - 13.36%
	Cinemark Holdings, Inc.	9,286	$337,175
	Dunkin' Brands Group, Inc.	8,661	418,759
*	Five Below, Inc.	5,286	246,645
*	Libbey, Inc.	8,500	255,425
	Polaris Industries, Inc.	1,850	289,913
*	Tuesday Morning Corp.	16,074	342,376
			1,890,293
Consumer Staples - 2.06%
*	IGI Laboratories, Inc.	27,850	291,590
			291,590
Energy - 1.72%
*	Matrix Service Co.	11,534	243,598
			243,598
Financials - 1.56%
	American Realty Capital Properties, Inc.	23,500	220,900
			220,900
Health Care - 19.77%
*	Acadia Healthcare Co., Inc.	5,000	310,050
*	Cardiovascular Systems, Inc.	8,000	245,280
*	Heron Therapeutics, Inc.	33,744	260,166
*	Hologic, Inc.	16,354	438,287
*	Intuitive Surgical, Inc.	280	144,976
*	Quintiles Transnational Holdings, Inc.	6,950	401,849
*	Salix Pharmaceuticals Ltd.	2,800	287,532
*	Team Health Holdings, Inc.	7,258	414,867
	Teleflex, Inc.	2,480	295,492
			2,798,499
Industrials - 37.12%
	Advanced Drainage Systems, Inc.	15,182	356,929
*	Chart Industries, Inc.	6,000	238,260
	Chicago Bridge & Iron Co. NV	5,800	290,174
	Flowserve Corp.	5,950	350,277
	Franklin Electric Co., Inc.	5,200	195,312
	Generac Holdings, Inc.	10,000	433,800
*	H&E Equipment Services, Inc.	13,258	464,030
*	Kirby Corp.	3,492	335,721
	Lincoln Electric Holdings, Inc.	4,480	322,739

			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments (Continued)
(Unaudited)

As of November 30, 2014
		Shares	Value (note 1)

COMMON STOCKS - (Continued)

Industrials - (Continued)
*	Masonite International Corp.	3,725	$218,322
	Powell Industries, Inc.	6,803	289,468
	Primoris Services Corp.	13,470	352,240
*	Quanta Services, Inc.	10,150	309,575
	The Manitowoc Co., Inc.	13,150	264,841
	Thermon Group Holdings, Inc.	10,060	243,351
	Trinity Industries, Inc.	12,025	385,522
	U.S. Silica Holdings, Inc.	6,500	204,230
			5,254,791
Information Technology - 8.28%
*	Atmel Corp.	10	79
*	Cardtronics, Inc.	10,364	405,854
*	Care.com, Inc.	16,050	136,425
	Knowles Corp.	12,500	261,125
*	Telenav, Inc.	20,000	138,600
*	TrueCar, Inc.	12,000	229,920
			1,172,003
Materials - 10.12%
	Eagle Materials, Inc.	4,650	383,114
	Packaging Corp. of America	5,763	428,076
	Rock-Tenn Co.	6,350	360,743
	Westlake Chemical Corp.	4,100	260,760
			1,432,693

	Total Common Stocks (Cost $13,193,794 )		$13,304,367

FOREIGN EQUITY - 0.03%

Health Care - 0.03%
*	Aurora Spine Corp.	2,500	$3,913

	Total Foreign Equity (Cost $5,337)		$3,913

SHORT-TERM INVESTMENT - 7.35%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	1,040,830	$1,040,830

	Total Short-Term Investment (Cost $1,040,830)		$1,040,830

			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments (Continued)
(Unaudited)

As of November 30, 2014
			Value (note 1)

Total Value of Investments (Cost $14,239,961) - 101.37%			$14,349,110

Liabilities in Excess of Other Assets - (1.37)%			(194,435)

Net Assets - 100.00%			$14,154,675

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
NV - Netherlands Security

Summary of Investments	% of Net
by Sector	Assets	Value
Consumer Discretionary	13.36%	$1,890,293
Consumer Staples	2.06%	291,590
Energy	1.72%	243,598
Financials	1.56%	220,900
Health Care	19.77%	2,798,499
Industrials	37.12%	5,254,791
Information Technology	8.28%	1,172,003
Materials	10.12%	1,432,693
Foreign Equity	0.03%	3,913
Short-Term Investment	7.35%	1,040,830
Liabilities in Excess of Other Assets	-1.37%	(194,435)
Total	100.00%	$14,154,675

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $14,239,961)	$14,349,110
Receivables:
Fund shares sold	9,801
Investments sold	272,083
Dividends and interest	11,245

Total assets	14,642,239

Liabilities:
Payables:
Investments purchased	467,022
Accrued expenses:
Advisory fees	13,609
Administration fees	4,899
Distribution and service fees	2,034

Total liabilities	487,564

Net Assets	$14,154,675

Net Assets Consist of:
Paid in interest	$9,770,370
Accumulated net realized gain on investments	4,275,156
Net unrealized appreciation on investments	109,149

Total Net Assets	$14,154,675

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,054,262
Net Assets	$10,640,102
Net Asset Value Per Share	$10.09
Offering Price Per Share ($10.09 ÷ 95.50%)	$10.57

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	360,933
Net Assets	$3,514,573
Net Asset Value and Offering Price Per Share	$9.74

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Statement of Operations
(Unaudited)

For the Period Ended November 30, 2014

Investment Income:
Dividends (net of withholding taxes of $126)	$29,859
Interest	140

Total Investment Income	29,999

Expenses:
Advisory fees (note 2)	67,141
Administration fees (note 2)	24,171
Distribution and service fees - Class A Shares (note 3)	11,524

Total Expenses	102,836

Net Investment Loss	(72,837)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	4,155,466
Net change in unrealized appreciation on investments	45,135

Net Realized and Unrealized Gain on Investments	4,200,601

Net Increase in Net Assets Resulting from Operations	$4,127,764

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Statements of Changes in Net Assets

	November 30,		May 31,
For the fiscal year or period ended	2014	(a)	2014	(b)

Operations:
Net investment loss	$(72,837)		$(64,299)
Net realized gain from investment transactions	4,155,466		2,291,658
Net change in unrealized appreciation (depreciation) on investments	45,135		(1,838,593)

Net Increase in Net Assets Resulting from Operations	4,127,764		388,766

Distributions to Shareholders From:
Net investment income	-		(1,383)
Net realized gains	-		(670,799)

Decrease in Net Assets Resulting from Distributions	-		(672,182)

Beneficial Interest Transactions:
Shares sold	10,910,278		15,478,714
Reinvested dividends and distributions	-		672,182
Redemption Fees	-		31
Shares repurchased	(8,631,963)		(15,543,189)

Increase from Beneficial Interest Transactions	2,278,315		607,738

Net Increase in Net Assets	6,406,079		324,322

Net Assets:
Beginning of Year	7,748,596		7,424,274
End of Year	$14,154,675		$7,748,596

Undistributed Net Investment Income	$-		$-

Class A Shares:
Share Information:
Shares Sold	1,124,733		1,349,383
Reinvested dividends and distributions	-		67,217
Shares repurchased	(70,471)		(856,608)
Net Increase in Shares of Beneficial Interest	1,054,262		559,992
Shares Outstanding, Beginning of Year	769,666		209,674
Shares Outstanding, End of Year	1,823,928		769,666

Institutional Class Shares:
Share Information:
Shares Sold	361,224		-
Reinvested dividends and distributions	-		-
Shares repurchased	(291)		-
Net Increase in Shares of Beneficial Interest	360,933		-
Shares Outstanding, Beginning of Year	-		-
Shares Outstanding, End of Year	360,933		-
(a) Unaudited.
(b) Share amounts have been adjusted to reflect the 1:2.469 reverse split that occurred effective December 6, 2013.

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund - Class A Shares

Financial Highlights

For a share outstanding during each of		November 30,		May 31,
the fiscal years or periods ended		2014	(i)	2014		2013	(h)	2012	(h)	2011	(h)	2010 (a)	(h)

Net Asset Value, Beginning of Period		$10.07		$35.41		$28.69		$31.36		$25.70		$24.69
Income (Loss) from Investment
Operations:
Net investment loss		(0.03)		(0.07)		(0.49)		(0.40)		(0.27)		(0.10)
Net realized and unrealized gain
(loss) on investments		0.06		4.79		7.31		(1.68)		6.00		1.11

Total from Investment Operations		0.03		4.72		6.82		(2.08)		5.73		1.01
Less Distributions:
From net investment income		-		(0.02)		-		-		-		-
From net realized gains		-		(30.04)		(0.10)		(0.59)		(0.07)		-

Total Distributions		-		(30.06)		(0.10)		(0.59)		(0.07)		-
Paid in interest
From redemption fees		-		0.00	(g)	0.00	(g)	-		0.00	(g)	0.00	(g)
Total paid in interest		-		0.00		0.00		-		0.00		0.00

Net Asset Value, End of Period		$10.10		$10.07		$35.41		$28.69		$31.36		$25.70

Total Return (d)(e)		0.20%		14.11%		23.82%		(6.47)%		22.34%		4.10%	(c)

Net Assets, End of Period (in thousands)		$10,640		$7,749		$7,424		$7,700		$8,730		$4,864

Ratios of:
Gross Expenses to Average Net Assets (f)		1.97%	(b)	2.12%		1.95%		2.69%		3.61%		5.56%	(b)
Net Expenses to Average Net Assets (f)		1.90%	(b)	1.95%		1.95%		1.95%		1.96%		1.91%	(b)
Net Investment Loss to Average
Net Assets		(1.38)%	(b)	(1.47)%		(1.37)%		(1.34)%		(1.11)%		(1.31)%	(b)

Portfolio turnover rate		151.18%	(c)	288.93%		60.68%		87.49%		126.59%		50.48%	(c)

(a)	For the period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010.
(b) Annualized.
(c) Not annualized.
(d)	Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of
America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements
(gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(g)	Less than $0.01 per share.
(h)	The Fund had a 1:2.469 reverse stock split effective December 6, 2013. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split. (See Notes to Financial
Statements.) The net asset value reported at the original fiscal year end dates prior to the reverse stock split were as follows:
2013	2012	2011		2010
$ 14.34	$ 11.62	$ 12.70		$ 10.41
(i) Unaudited.
See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund - Institutional Class Shares

Financial Highlights

For a share outstanding during the
period ended November 30,	2014	(a)(g)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.02)
Net realized and unrealized loss on
investments	(0.24)

Total from Investment Operations	(0.26)

Less Distributions:
From net investment income	-
From net realized gains	-

Total Distributions	-

Net Asset Value, End of Period	$9.74

Total Return (d)(e)	(2.60)%

Net Assets, End of Period (in thousands)	$3,515

Ratios of:
Gross Expenses to Average Net Assets (f)	1.73%	(b)
Net Expenses to Average Net Assets (f)	1.66%	(b)
Net Investment Loss to Average Net Assets	(1.08)%	(b)

Portfolio turnover rate	151.18%	(c)

(a)	For the period from July 16, 2014 (Date of Initial Public Investment) to November 30, 2014.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements
(gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(g) Unaudited.

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2014

1.  Organization and Significant Accounting Policies

The Goodwood SMID Cap Discovery Fund ("Fund"), formerly known as the Caritas All-Cap Growth Fund, is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective, Goodwood Advisors, LLC ("Advisor") will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers, using risk adjusted metrics as a comparative baseline.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Class A Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Class A Shares are subject to an initial sales charge of 4.50% of the offering price, as well as distribution plan fees, which is further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2014 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Common Stocks*	$13,304,367	$13,304,367	$-	$-
Foreign Equity*	3,913	3,913	-	-
Short-Term Investment	1,040,830	1,040,830	-	-
Total	$14,349,110	$14,349,110	$-	$-
*Refer to Schedule of Investments for breakdown by Industry.
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the six month period ended November 30, 2014.  It is the Fund's policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties & Service Providers

Advisor
The Advisor has entered into an Operating Plan with the Administrator, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan through October 1, 2015. These measures are intended to limit the Fund's operating expenses to 1.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund's net expense ratio will be higher than 1.70% to the extent the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.  The Fund incurred $67,141 in advisor fees for the six month period ended November 30, 2014.

(Continued)

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2014

Administrator
The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expenses to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund's average daily net assets.  The annual rate is 0.45% if the average daily net assets are under $40 million and gradually decreases to an annual rate of 0.094% once the average daily net assets reach $1.82 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; ongoing filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums. The Fund incurred $24,171 in administration fees for the six month period ended November 30, 2014.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees for their services from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class A Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets attributable to the Class A Shares, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the six month period ended November 30, 2014, $11,524 in fees were incurred by the Class A Shares.

(Continued)

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2014

4.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six Month Period	Purchases of Securities	Proceeds from Sales of Securities
June 1, 2014 to November 30, 2014	$21,800,760	$15,563,035

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2014.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2014, open taxable years consisted of the taxable year / period ended May 31, 2014 through May 31, 2015. No examination of the Fund's tax returns is currently in progress.

At November 30, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$14,239,961

Unrealized Appreciation	$759,792
Unrealized Depreciation	(650,643)
Net Unrealized Appreciation	109,149

Undistributed Ordinary Income	-

Distributable Earnings	$109,149

6.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.  Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Goodwood SMID Cap Discovery Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example – Class A Shares	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,002.00	$ 9.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.56	$ 9.58
Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Goodwood SMID Cap Discovery Fund

Additional Information
(Unaudited)

Expense Example – Institutional Class Shares	Beginning Account Value July 16, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period*
Actual	$1,000.00	$974.00	$ 6.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.72	$ 6.35
Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Goodwood SMID Cap Discovery Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Goodwood Advisors, LLC
116 South Franklin Street	450 Laurel Street
Post Office Drawer 4365	Suite 2105
Rocky Mount, North Carolina 27803	Baton Rouge, Lousiana 70801

Telephone:	Telephone:

800-773-3863	866-841-8060

World Wide Web @:	World Wide Web @:

ncfunds.com	goodwood-funds.com

Item 2.	CODE OF ETHICS.
Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Ryan D. Thibodeaux
Date: January 16, 2015	Ryan D. Thibodeaux President, Treasurer, Principal Executive Officer and Principal Financial Officer Goodwood SMID Cap Discovery Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Ryan D. Thibodeaux
Ryan D. Thibodeaux
Date: January 16, 2015	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Goodwood SMID Cap Discovery Fund